CONTINGENCIES	12 Months Ended
Mar. 31, 2021
CONTINGENCIES
CONTINGENCIES

28. CONTINGENCIES

During 2019, two putative securities class actions were brought up on behalf of a group of persons who allegedly suffered damages as a result of alleged misstatements and omissions in certain disclosure documents in connection with the Company’s initial public offering in June 2018. In May 2021, the Company settled the two putative shareholder class action lawsuits for a total of US$ 9.5 million approved by court, out of which US$ 6.5 million were covered by insurance policy.

During 2020, one corporate customer of the Group’s divested 2B business filed lawsuit against the Group relating to disputes with respect to Group’s non-execution of certain contracts signed with the customer. The Group is unable, however, to predict the outcome of this case, or reasonably estimate a range of possible loss, if any, given the current status of the litigation. No accrual has been recorded by Group as of March 31, 2021 in respect of this case.